Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications Of Assets Liabilities And Equities [Abstract]
Cash	$ 12,251	$ 33,893
Cash equivalents	21,000	17,812
Cash and cash equivalents	$ 33,251	$ 51,705	$ 47,449